Trade and Other Receivables (Details) - Schedule of components of trade and other receivables - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of trade and other receivables [Abstract]
Trade receivables	$ 47,368	$ 53,893
Less: Allowance for doubtful accounts	(7,257)	(1,779)
Net trade receivables	40,111	52,114
Other receivables	11,817	11,948
Trade and other receivables	$ 51,928	$ 64,062